Balance Sheet Details	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Balance Sheet Details [Abstract]
Balance Sheet Details

Note 4 — Balance Sheet Details

Inventories

Inventories primarily relate to ENTADFI product and consisted of the following as of March 31, 2024, and December 31, 2023:

	March 31, 2024	December 31, 2023
Raw materials	$135,198	$139,208
Work-in-process	256,148	194,805
Finished goods	4,966	30,039
Total	$396,312	$364,052

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of March 31, 2024, and December 31, 2023:

	March 31, 2024	December 31, 2023
Prepaid insurance	$796,282	$122,004
Prepaid regulatory fees	208,367	312,551
Prepaid research and development	89,195	89,195
Prepaid professional fees	—	70,708
Prepaid other	87,879	175,695
Total	$1,181,723	$770,153

Intangible Assets

Intangible assets, which were recorded during the year ended December 31, 2023 in connection with the ENTADFI and Proteomedix acquisitions (see Note 5), is comprised of customer relationships, product rights for developed technology, and a trade name, and consisted of the following as of March 31, 2024, and December 31, 2023:

	Balance at December 31, 2023	Impairment	Foreign Currency Translation	Balance at March 31, 2024
Gross basis:
Trade name	$9,312,739	$—	$(625,714)	$8,687,025
Product rights for developed technology	14,182,157	(2,276,194)	(731,386)	11,174,577
Customer relationships	1,952,803	—	(131,207)	1,821,596
Total intangible assets, gross	$25,447,699	$(2,276,194)	$(1,488,307)	$21,683,198

	Balance at December 31, 2023	Amortization	Foreign Currency Translation	Balance at March 31, 2024
Accumulated amortization:
Product rights for developed technology	$(31,213)	$(170,929)	$7,430	$(194,712)
Customer relationships	(5,599)	(30,664)	1,332	(34,931)
Total intangible assets, accumulated amortization	$(36,812)	$(201,593)	$8,762	$(229,643)
Intangible assets, net	$25,410,887			$21,453,555

The finite lived intangible assets held by the Company, which includes customer relationships and product rights for developed technology, are being amortized over their estimated useful lives, which is 15 years for customer relationships, and 15 and 6 years for product rights for developed technology related to Proclarix and ENTADFI, respectively. Amortization expense related to intangible assets was approximately $202,000 for the three months ended March 31, 2024, of which approximately $171,000 and $31,000 was recorded as cost of revenue and selling, general, and administrative expenses, respectively, in the accompanying condensed consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2023, the Company determined that there were certain triggering events that indicated that the carrying amount of the assets recorded in connection with the ENTADFI acquisition (see Note 5) were not fully recoverable and recorded an impairment charge of $14.7 million during the year ended December 31, 2023.

During the three months ended March 31, 2024, the Company became aware of a new competitor that received approval by the FDA for a combined finasteride-tadalafil capsule, which is a direct competitor product to ENTADFI. This was determined to be a triggering event that could result in a decrease in future expected cash flows, and thus indicated the carrying amount of the ENTADFI asset group may not be fully recoverable. The Company performed an undiscounted cash flow analysis over the ENTADFI asset group and determined that the carrying value of the asset group is not recoverable. The Company then estimated the fair value of the asset group to measure the impairment loss for the period. Significant assumptions used to determine this non-recurring fair value measurement included projected sales driven by market share and product sales price estimates, associated expenses, growth rates, the discount rate used to measure the fair value of the net cash flows associated with this asset group, as well as Management’s estimates of an expected sales price for the asset group, and the probability of each potential strategic alternative taking place.

The Company recorded an impairment charge of $2.3 million during the three months ended March 31, 2024, which was allocated on a pro rata basis across the assets within the asset group as follows: approximately $2.3 million and less than $18,000 was allocated to the product rights intangible asset and other assets, respectively. After recording the impairment charges, the long-lived assets in the ENTADFI asset group have a remaining carrying amount of approximately $1.0 million and $3.3 million as of March 31, 2024 and December 31, 2023, respectively.

Future annual amortization expense related to the Company’s finite lived intangible assets is as follows as of March 31, 2024:

Years ending December 31,
2024	$598,786
2025	968,457
2026	968,457
2027	968,457
2028	968,457
Thereafter	8,293,916
Total	$12,766,530

As of March 31, 2024, the weighted-average remaining amortization period for intangible assets was approximately 14.07 years.

Trade names, which do not have legal, regulatory, contractual, competitive, economic, or other factors that limit the useful lives are considered indefinite lived assets and are not amortized but are tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. The Company tested its trade name for impairment as of March 31, 2024, as a result of certain triggering events discussed below. The Company determined that there was no impairment of its trade name as of March 31, 2024. As of March 31, 2024 and December 31, 2023, $8.7 million and $9.3 million, respectively, of intangible assets relate to a trade name that has been identified as having an indefinite life.

Goodwill

Goodwill was recorded during the year ended December 31, 2023, in connection with the Proteomedix acquisition (see Note 5), and was assigned solely to the Proteomedix reporting unit. During the three months ended March 31, 2024, the Company’s stock price and market capitalization declined, and the Company determined that this was an indicator of a potential impairment of its goodwill, and accordingly, as of March 31, 2024, the Company performed a quantitative analysis to identify and measure the amount of impairment loss to be recognized, if any. To perform its quantitative test, the Company compared the fair value of the reporting unit to its carrying value, and determined that the fair value of the reporting unit was less than its carrying value. The Company measured the amount of the impairment charge as the excess of the carrying value over the fair value of the reporting unit, and recorded a corresponding impairment charge to its goodwill of approximately $5.2 million during the three months ended March 31, 2024. The fair value estimate of the Proteomedix reporting unit was derived from a combination of an income approach and a market approach, and a reconciliation to the Company’s market capitalization. Under the income approach, the Company estimated the fair value of the reporting unit based on the present value of estimated future cash flows, which the Company considers to be a Level 3 unobservable input in the fair value hierarchy. The Company prepared cash flow projections based on management’s estimates of future revenue and operating costs, taking into consideration the historical performance and the current macroeconomic, industry, and market conditions. The Company based the discount rate on the weighted-average cost of capital considering Company-specific characteristics and changes in the reporting unit’s projected cash flows. Under the market approach, the Company estimated the fair value of the reporting unit based on revenue market multiples derived from comparable companies with similar characteristics as the reporting unit, as well as an estimated control premium.

Goodwill consisted of the following as of March 31, 2024 and December 31, 2023:

Balance as of December 31, 2023	$55,676,142
Impairment loss	(5,192,000)
Foreign currency translation	(3,740,823)
Balance as of March 31, 2024	$46,743,319

Accrued Expenses

Accrued expenses consisted of the following as of March 31, 2024, and December 31, 2023:

	March 31, 2024	December 31, 2023
Accrued compensation	$568,559	$487,579
Accrued research and development	463,506	616,707
Accrued professional fees	445,569	550,415
Other accrued expenses	264,593	265,849
Accrued implementation fees	93,787	93,787
Accrued franchise taxes	50,000	60,530
Accrued interest – related party	50,000	—
Accrued deferred offering costs	—	125,000
Total	$1,936,014	$2,199,867

Note 4 — Balance Sheet Details

Inventories

Inventories primarily relate to ENTADFI® product and consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Raw materials	$139,208	$—
Work-in-process	194,805	—
Finished goods	30,039	—
Total	$364,052	$—

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Prepaid insurance	$122,004	$148,789
Prepaid regulatory fees	312,551	—
Prepaid research and development	89,195	231,981
Prepaid professional fees	70,708	—
Prepaid other	175,695	88,462
Total	$770,153	$469,232

Intangible Assets

Intangible assets, which were recorded during the year ended December 31, 2023 in connection with the ENTADFI and Proteomedix acquisitions (see Note 5), is comprised of customer relationships, product rights for developed technology, and a trade name, and consisted of the following as of December 31, 2023:

	Cost	Impairment	Effect of Currency Translation	Balance
Cost basis:
Trade name	$9,018,000	$—	$294,739	$9,312,739
Product rights for developed technology	28,447,771	(14,610,128)	344,514	14,182,157
Customer relationships	1,891,000	—	61,803	1,952,803
Total	$39,356,771	$(14,610,128)	$701,056	$25,447,699

	Amortization	Balance
Accumulated amortization:
Trade name	$—	$—
Product rights for developed technology	(31,213)	(31,213)
Customer relationships	(5,599)	(5,599)
Total	$(36,812)	$(36,812)
Intangible assets, net		$25,410,887

The finite lived intangible assets held by the Company, which includes customer relationships and product rights for developed technology, are being amortized over their estimated useful lives, which is 15 years for customer relationships, and 15 and 6 years for product rights for developed technology related to Proclarix and ENTADFI, respectively. Amortization expense related to intangible assets was approximately $37,000 for the year ended December 31, 2023, of which approximately $31,000 and $6,000 was recorded as cost of revenue and selling, general, and administrative expenses, respectively, in the accompanying consolidated statements of operations and comprehensive loss.

During the fourth quarter of 2023, the Company determined that there were certain triggering events that indicated that the carrying amount of the assets recorded in connection with the ENTADFI acquisition (see Note 5) may not be fully recoverable. Specifically, as a result of the Proteomedix acquisition (see Note 5) and continued significant cash constraints, the Company decided to pause the commercialization of ENTADFI until a later date, and consider strategic alternatives, which combined, decreased the cash flows expected to be generated from these assets. The Company performed an undiscounted cash flow analysis over the ENTADFI asset group and determined that the carrying value of the asset group is not recoverable. The Company then estimated the fair value of the asset group to measure the impairment loss. Significant assumptions used to determine this non-recurring fair value measurement include projected sales driven by market share and product sales price estimates, associated expenses, growth rates, the discount rate used to measure the fair value of the net cash flows associated with this asset group, as well as Management’s estimates of the probability of each potential strategic alternative taking place. The Company recorded an impairment charge of $14.7 million during the year ended December 31, 2023, which was allocated on a pro rata basis across the assets within the asset group as follows: approximately $14.6 million and approximately $0.1 million was allocated to the product rights intangible asset and other assets, respectively. After recording this impairment charge, the long-lived assets in the ENTADFI asset group have a remaining carrying amount of approximately $3.3 million as of December 31, 2023. In addition, the Company also recorded an impairment charge on acquired ENTADFI inventory, see Note 3.

Future annual amortization expense related to the Company’s finite lived intangible assets is as follows as of December 31, 2023:

Years ending December 31,
2024	$1,012,870
2025	1,326,837
2026	1,326,837
2027	1,326,837
2028	1,326,837
Thereafter	9,777,930
Total	$16,098,148

As of December 31, 2023, the weighted-average remaining amortization period for intangible assets was approximately 13.5 years.

Trade names, which do not have legal, regulatory, contractual, competitive, economic, or other factors that limit the useful lives are considered indefinite lived assets and are not amortized but are tested for impairment on an annual basis or whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. As of December 31, 2023, $9.3 million of intangible assets relate to a trade name that has been identified as having an indefinite life.

Goodwill

Goodwill was recorded during the year ended December 31, 2023, in connection with the Proteomedix acquisition (see Note 5), and consisted of the following as of December 31, 2023:

December 31, 2023
Balance as of December 31, 2022	$—
PMX Transaction goodwill	53,914,055
Effect of currency translation	1,762,087
Balance as of December 31, 2023	$55,676,142

Accrued Expenses

Accrued expenses consisted of the following as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Accrued research and development	$616,707	$847,747
Accrued compensation	487,579	1,132,859
Accrued deferred offering costs	125,000	125,000
Accrued professional fees	550,415	—
Accrued implementation fees	93,787	—
Other accrued expenses	265,849	125,922
Accrued franchise taxes	60,530	177,600
Total	$2,199,867	$2,409,128